Restructuring	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring

Note 18. Restructuring

Following a strategic review and assessment of the Company’s operations and cost structure, on August 8, 2022, the Company announced a plan of restructuring and strategic re-alignment plan (the “Restructuring Plan”). As part of the Restructuring Plan, the Company began an assay redevelopment program with the ultimate objective of improving its ability to manufacture and deliver high-quality assays at scale. The Restructuring Plan aligned the Company’s investments to best serve the needs of its customers, focused the Company’s innovation efforts on key platforms, and provided a foundation for the Company’s entry into translational pharma and clinical markets. In accordance with the Restructuring Plan, the Company implemented a workforce reduction, which was substantially completed by the end of the third quarter of 2022. The Restructuring Plan included the elimination of 119 positions and other cost-saving measures.

During the year ended December 31, 2022, the Company incurred approximately $3.8 million of expenses related to the Restructuring Plan, which represents the total amount expected to be incurred and the amount incurred to date. These costs were recorded in impairment and restructuring on the Consolidated Statements of Operations and were substantially for cash payments of severance and employee benefits, $3.5 million of which was paid by December 31, 2022.

As a result of the Restructuring Plan, the Company performed an impairment assessment of its goodwill, long-lived assets, including ROU assets and related leasehold improvements, and intangibles. The assessments resulted in the Company recording an impairment charge of $25.6 million during the year ended December 31, 2022, which was recorded in impairment and restructuring on the Consolidated Statements of Operations. The impairment charge included (1) $8.2 million of goodwill, (2) $16.3 million associated with the ROU assets and related leasehold improvements at two leased facilities not being used (refer to Note 14 - Leases), and (3) $1.1 million for software costs related to projects that were rationalized as part of the Restructuring Plan or the related exit and disposal costs. During the year ended December 31, 2023, the Company recorded an additional impairment of $1.3 million associated with the ROU asset and related leasehold improvements at the leased facilities not being used.

The Company did not have any additional restructuring activities during the years ended December 31, 2024 and 2023.